Consolidated Statement of Cash Flows - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Consolidated Statement of Cash Flows
Cash flow from operations		$ 2,104	$ 3,645	$ 4,109	$ 6,698
Interest on loans and borrowings paid		(168)	(237)	(412)	(483)
Derivatives received (paid), net		(114)	(4)	159	(121)
Interest on participative stockholders' debentures paid		(88)	(90)	(88)	(90)
Income taxes (including settlement program)		(398)	(359)	(747)	(849)
Net cash provided by operating activities		1,336	2,955	3,021	5,155
Cash flow from investing activities:
Investment fund applications		(96)		(96)
Capital expenditures		(967)	(730)	(2,091)	(1,341)
Additions to investments			(1)	(75)	(1)
Acquisition of subsidiary, net of cash					(496)
Proceeds from disposal of assets and investments		5	11	6	104
Dividends received from associates and joint ventures		77	193	77	193
Judicial deposits and restricted cash related to Brumadinho event		(18)	124	(18)	(3,366)
Short-term investment (LFTs)		449	(45)	630	(31)
Others investments activities, net		(120)	(145)	(174)	(121)
Net cash used in investing activities		(670)	(593)	(1,741)	(5,059)
Cash flow from financing activities:
Loans and borrowings from third-parties			300	5,000	2,142
Payments of loans and borrowings from third-parties		(116)	(1,636)	(491)	(1,852)
Payments of leasing		(49)	(3)	(99)	(78)
Dividends and interest on capital paid to noncontrolling interest		(5)	(14)	(8)	(77)
Net cash provided by (used in) financing activities		(170)	(1,353)	4,402	135
Increase in cash and cash equivalents		496	1,009	5,682	231
Cash and cash equivalents in the beginning of the year		11,788	5,008	7,350	5,784
Effect of exchange rate changes on cash and cash equivalents		(171)	31	(919)	33
Cash and cash equivalents at end of the period		12,113	6,048	12,113	6,048
Non-cash transactions:
Additions to property, plant and equipment - capitalized loans and borrowing costs		12	40	44	77
Cash flow from operating activities:
Income (loss) before income taxes		1,064	331	576	(1,976)
Adjusted for:
Provisions related to Brumadinho event		21	1,374	21	5,652
Equity results and other results in associates and joint ventures		535	743	701	659
Impairment and disposal of non-current assets		403	109	432	313
Depreciation, amortization and depletion		807	966	1,622	1,767
Financial results, net		485	728	2,770	1,434
Changes in assets and liabilities:
Accounts receivable		(922)	(557)	(301)	(93)
Inventories		(125)	229	(352)	(232)
Suppliers and contractors	[1]	108	434	(566)	331
Provision - Payroll, related charges and others remunerations		115	166	(93)	(294)
Payments related to Brumadinho event	[2]	(155)	(222)	(371)	(222)
Other assets and liabilities, net		(232)	(656)	(330)	(641)
Cash flow from operations		$ 2,104	$ 3,645	$ 4,109	$ 6,698

[1]	Includes variable lease payments.
[2]	Additionally, the Company incurred in expenses in the Amount of US$109 and US$268 for the three and six-month periods ended June 30, 2020, respectively, and US$158 and US$262 for the three and six-month periods ended June 30, 2019, respectively, which did not qualify for provision and, as such were recognized in the income statement.